UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005.

Check here if Amendment []; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ursus Capital Management, L.L.C.
Address:    1370 Avenue of the Americas, 27th Floor
            New York, New York 10019


13F File Number:  28-10045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Stephanie Guilpin
Title:      Secretary
Phone:      (212) 541-9224

Signature, Place, and Date of Signing:

 /s/ Stephanie Guilpin			New York, NY		  08/15/05
--------------------------     ---------------------------    ---------------
    Stephanie Guilpin             	New York, NY		  08/15/05

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       74

Form 13F Information Table Value Total:      $79,536
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                              Column 2        Column 3    Column 4  Column 5  Column 6   Column 7         Column 8
-------------------------------       --------------  ---------   --------- --------  --- -----  ------- -------- ---- ------ ----
                                                                  Value     SHRS/     SH/ PUT/   INVSTMT OTHER    Voting Authority
NAME OF ISSUER                        Title of Class  CUSIP       (x $1000) PRN AMT   PRN CALL   DSCRETN MANAGERS SOLE SHARED NONE
-------------------------------       --------------  ---------   --------- --------  --- -----  ------- -------- ---- ------ ----
AP PHARMA INC                         COMMON          00202J104   398       238900    SH  N/A    Sole    N/A      238900
ABLE LABORATORIES INC		      COMMON NEW      00371N407   44        12500     SH  N/A    Sole    N/A      12500
ACUSPHERE INC			      COMMON          00511R870   849       178000    SH  N/A    Sole    N/A      178000
AEROGEN INC			      COMMON NEW      007779309   190       478651    SH  N/A    Sole    N/A      478651
AMGEN INC			      COMMON          031162100   907       15000     SH  N/A    Sole    N/A      15000
ANDRX CORP DEL			      ANDRX GROUP     034553107   559       27500     SH  N/A    Sole    N/A      27500
ANGIOTECH PHARMACEUTICALS IN	      COMMON          034918102   623       45000     SH  N/A    Sole    N/A      45000
ARADIGM CORP			      COMMON          038505103   1238      1167500   SH  N/A    Sole    N/A      1167500
ARENA PHARMACEUTICALS INC	      COMMON          040047102   1057      155000    SH  N/A    Sole    N/A      155000
ARIAD PHARMACEUTICALS INC             COMMON          04033A100   766       115000    SH  N/A    Sole    N/A      115000
BIOMET INC			      COMMON          090613100   1039      30000     SH  N/A    Sole    N/A      30000
BIOMARIN PHARMACEUTICAL INC	      COMMON          09061G101   1459      195000    SH  N/A    Sole    N/A      195000
BIOGEN IDEC INC			      COMMON          09062X103   861       25000     SH  N/A    Sole    N/A      25000
BIOSPHERE MEDICAL INC		      COMMON          09066V103   2418      535000    SH  N/A    Sole    N/A      535000
BIOVAIL CORP			      COMMON          09067J109   310       20000     SH  N/A    Sole    N/A      20000
BOSTON SCIENTIFIC CORP		      COMMON          101137107   945       35000     SH  N/A    Sole    N/A      35000
BRISTOL MYERS SQUIBB CO		      COMMON          110122108   1686      67500     SH  N/A    Sole    N/A      67500
CV THERAPEUTICS INC		      COMMON          126667104   1794      80000     SH  N/A    Sole    N/A      80000
CELL GENESYS INC		      COMMON          150921104   294       55000     SH  N/A    Sole    N/A      55000
CEPHALON INC			      COMMON          156708109   796       20000     SH  N/A    Sole    N/A      20000
CUBIST PHARMACEUTICALS INC	      COMMON          229678107   856       65000     SH  N/A    Sole    N/A      65000
CYBERKINETICS NEUROTECHNOLOGY SYS INC COMMON          23247T101   61        47000     SH  N/A    Sole    N/A      47000
CYGNUS INC			      COMMON          232560102   114       852500    SH  N/A    Sole    N/A      852500
CYPRESS BIOSCIENCES INC		      COM PAR $.02    232674507   198       15000     SH  N/A    Sole    N/A      15000
DECODE GENETICS INC		      COMMON          243586104   235       25000     SH  N/A    Sole    N/A      25000
EPIX PHARMACEUTICALS INC	      COMMON          26881Q101   1792      202500    SH  N/A    Sole    N/A      202500
ENDOLOGIX INC			      COMMON          29266S106   1759      390000    SH  N/A    Sole    N/A      390000
GEN-PROBE INC NEW		      COMMON          36866T103   1268      35000     SH  N/A    Sole    N/A      35000
GENENTECH INC			      COMMON NEW      368710406   1204      15000     SH  N/A    Sole    N/A      15000
HEALTHSOUTH CORPORATION		      COMMON          421924101   280       50000     SH  N/A    Sole    N/A      50000
HYTHIAM INC			      COMMON          44919F104   70        12500     SH  N/A    Sole    N/A      12500
ISTA PHARMACEUTICALS INC	      COMMON NEW      45031X204   1040      125000    SH  N/A    Sole    N/A      125000
IMCLONE SYS INC			      COMMON          45245W109   3097      100000    SH  N/A    Sole    N/A      100000
IMMUNE RESPONSE CORP DEL	      COMMON NEW      45252T205   211       325000    SH  N/A    Sole    N/A      325000
INKINE PHARMACEUTICALS INC	      COMMON          457214104   2975      932500    SH  N/A    Sole    N/A      932500
INTEGRA LIFESCIENCES HOLDINGS C	      COMMON NEW      457985208   730       25000     SH  N/A    Sole    N/A      25000
LIFECORE BIOMEDICAL INC		      COMMON          532187101   1200      110000    SH  N/A    Sole    N/A      110000
LIGAND PHARMACEUTICALS		      CLASS B         53220K207   2207      317500    SH  N/A    Sole    N/A      317500
LILLY ELI & CO			      COMMON          532457108   279       5000      SH  N/A    Sole    N/A      5000
MGI PHARMA INC			      COMMON          552880106   2936      135000    SH  N/A    Sole    N/A      135000
MED-DESIGN CORP			      COMMON          583926100   548       945000    SH  N/A    Sole    N/A      945000
MEDICINES CO			      COMMON          584688105   467       20000     SH  N/A    Sole    N/A      20000
MEDICIS PHARMACEUTICAL CORP           CLASS A NEW     584690309   1111      35000     SH  N/A    Sole    N/A      35000
MEDIMMUNE INC			      COMMON          584699102   1670      62500     SH  N/A    Sole    N/A      62500
MEDTRONIC INC			      COMMON          585055106   777       15000     SH  N/A    Sole    N/A      15000
MERIT MED SYS INC		      COMMON          589889104   231       15000     SH  N/A    Sole    N/A      15000
MICRO THERAPEUTICS INC		      COMMON          59500W100   4060      1020000   SH  N/A    Sole    N/A      1020000
MOMENTA PHARMACEUTICALS INC	      COMMON          60877T100   593       30000     SH  N/A    Sole    N/A      30000
NPS PHARMACEUTICALS INC		      COMMON          62936P103   369       32500     SH  N/A    Sole    N/A      32500
NASTECH PHARMACEUTICAL INC	      COM PAR $0.006  631728409   249       17500     SH  N/A    Sole    N/A      17500
NEKTAR THERAPEUTICS		      COMMON          640268108   3871      230000    SH  N/A    Sole    N/A      230000
NEUROCHEM INC		              COMMON          64125K101   226       22500     SH  N/A    Sole    N/A      22500
NEUROLOGIX INC			      COMMON          64125U406   770       385000    SH  N/A    Sole    N/A      385000
NEW RIVER PHARMACEUTICALS INC	      COMMON          648468205   525       17500     SH  N/A    Sole    N/A      17500
NOVEN PHARMACEUTICALS INC	      COMMON          670009109   1311      75000     SH  N/A    Sole    N/A      75000
OSI PHARMACEUTICALS INC		      COMMON          671040103   2657      65000     SH  N/A    Sole    N/A      65000
ORCHID BIOSCIENCES INC		      COM PAR $0.01   68571P506   297       27500     SH  N/A    Sole    N/A      27500
PENWEST PHARMACEUTICALS CO	      COMMON          709754105   384       32500     SH  N/A    Sole    N/A      32500
PERKINELMER INC			      COMMON          714046109   331       17500     SH  N/A    Sole    N/A      17500
QLT INC				      COMMON          746927102   1198      115000    SH  N/A    Sole    N/A      115000
REGEN BIOLOGICS INC		      COMMON          75884M104   1387      1460000   SH  N/A    Sole    N/A      1460000
RIGEL PHARMACEUTICALS INC	      COMMON NEW      766559603   996       50000     SH  N/A    Sole    N/A      50000
SAVIENT PHARMACEUTICALS INC	      COMMON          80517Q100   838       190000    SH  N/A    Sole    N/A      190000
SEPRACOR INC			      COMMON          817315104   2400      40000     SH  N/A    Sole    N/A      40000
SERONO S A 			      SPONSORED ADR   81752M101   1919      120000    SH  N/A    Sole    N/A      120000
SPECTRUM PHARMACEUTICALS INC	      COMMON          84763A108   231       55000     SH  N/A    Sole    N/A      55000
STAAR SURGICAL CO		      COM PAR $0.01   852312305   755       152500    SH  N/A    Sole    N/A      152500
SUN HEALTHCARE GROUP INC	      COMMON NEW      866933401   304       47500     SH  N/A    Sole    N/A      47500
SUPERGEN INC			      COMMON          868059106   2300      465500    SH  N/A    Sole    N/A      465500
TANOX INC			      COMMON          87588Q109   3164      270000    SH  N/A    Sole    N/A      270000
TENET HEALTHCARE CORP		      COMMON          88033G100   581       47500     SH  N/A    Sole    N/A      47500
TITAN PHARMACEUTICALS INC DEL	      COMMON          888314101   741       405000    SH  N/A    Sole    N/A      405000
TRIMERIS INC			      COMMON          896263100   574	    57500     SH  N/A    Sole    N/A      57500
WILSON GREATBATCH TECHNOLOGIES	      COMMON          972232102   956	    40000     SH  N/A    Sole    N/A      40000
                                                                  79536